TRADE AND OTHER RECEIVABLES - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision of impairment
Beginning balance	Rp (9,222)
Ending balance	(9,301)	Rp (9,222)
Provision for impairment
Provision of impairment
Beginning balance	4,331	2,990
Adjustment on initial application of IFRS 9	159
Provision for impairment of receivables	2,079	1,494
Receivables written off	(1,026)	(153)
Ending balance	Rp 5,543	Rp 4,331